COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares/Units	Value
COMMON STOCK	106.5%
AUSTRALIA	6.0%
AIRPORTS	1.7%
Sydney Airport		1,388,040	$4,795,814

TOLL ROADS	4.3%
Transurban Group		1,633,952	12,170,706

TOTAL AUSTRALIA			16,966,520

BELGIUM	2.5%
ELECTRIC
Elia System Operator SA/NV		72,355	7,047,593

BRAZIL	2.2%
ELECTRIC	1.1%
Neoenergia Sa		940,206	3,110,437

WATER	1.1%
Cia de Saneamento do Parana		651,365	2,989,753

TOTAL BRAZIL			6,100,190

CANADA	8.2%
ELECTRIC	1.9%
Hydro One Ltd., 144A(a)		295,392	5,318,861

PIPELINES—C-CORP	4.9%
Enbridge, Inc.		162,394	4,728,847
TC Energy Corp.		206,350	9,171,600

			13,900,447

RAILWAYS	1.4%
Canadian Pacific Railway Ltd.		17,456	3,852,029

TOTAL CANADA			23,071,337

CHINA	6.5%
GAS DISTRIBUTION	1.9%
Enn Energy Holdings Ltd., (H shares)		554,200	5,368,669

REAL ESTATE—DATA CENTERS	0.9%
GDS Holdings Ltd., ADR(b)(USD)		45,597	2,643,258

TOLL ROADS	0.9%
Zhejiang Expressway Co., Ltd., (H shares)		3,544,000	2,449,300

WATER	2.8%
Guangdong Investment Ltd., (H shares)		4,135,128	7,935,514

TOTAL CHINA			18,396,741

		Shares/Units	Value
DENMARK	1.4%
ELECTRIC
Orsted A/S, 144A(a)		40,229	$3,938,324

FRANCE	1.6%
PASSENGER RAILS	0.8%
Getlink SE		182,252	2,204,274

TOLL ROADS	0.8%
Vinci SA		27,764	2,268,575

TOTAL FRANCE			4,472,849

HONG KONG	1.1%
ELECTRIC
Power Assets Holdings Ltd.		504,500	2,992,814

ITALY	3.6%
COMMUNICATIONS—TOWERS	1.6%
Infrastrutture Wireless Italiane S.p.A., 144A(a)		407,755	4,415,086

ELECTRIC	0.6%
Enel S.p.A.		236,846	1,633,726

TOLL ROADS	1.4%
Atlantia S.p.A.		325,294	4,040,950

TOTAL ITALY			10,089,762

JAPAN	3.1%
GAS DISTRIBUTION	2.0%
Tokyo Gas Co., Ltd.		241,000	5,678,741

RAILWAYS	1.1%
West Japan Railway Co.		46,600	3,187,205

TOTAL JAPAN			8,865,946

MEXICO	2.0%
AIRPORTS	1.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		589,937	3,189,601

PIPELINES—C-CORP	0.9%
Infraestructura Energetica Nova SAB de CV		783,608	2,405,080

TOTAL MEXICO			5,594,681

NETHERLANDS	1.9%
MARINE PORTS
Koninklijke Vopak NV		104,527	5,488,723

		Shares/Units	Value
SPAIN	1.3%
COMMUNICATIONS—TOWERS
Cellnex Telecom SAU, 144A(a)		82,204	$3,728,974

SWITZERLAND	1.1%
AIRPORTS
Flughafen Zurich AG		28,173	3,151,787

THAILAND	2.4%
AIRPORTS
Airports of Thailand PCL		4,469,900	6,879,897

UNITED KINGDOM	1.8%
WATER
United Utilities Group PLC		462,040	5,172,034

UNITED STATES	59.8%
COMMUNICATIONS—TOWERS	12.2%
American Tower Corp.		66,147	14,403,509
Crown Castle International Corp.		60,295	8,706,598
SBA Communications Corp.		42,120	11,371,137

			34,481,244

ELECTRIC	31.4%
Alliant Energy Corp.		259,467	12,529,661
CMS Energy Corp.		58,662	3,446,393
Duke Energy Corp.		113,919	9,213,769
Edison International		87,172	4,776,154
Evergy, Inc.		85,105	4,685,030
FirstEnergy Corp.		145,709	5,838,560
NextEra Energy, Inc.		99,140	23,855,067
NorthWestern Corp.		147,388	8,818,224
WEC Energy Group, Inc.		79,802	7,032,950
Xcel Energy, Inc.		142,204	8,574,901

			88,770,709

FREIGHT RAILS	2.4%
Union Pacific Corp.		48,061	6,778,523

GAS DISTRIBUTION	1.0%
Atmos Energy Corp.		29,634	2,940,582

PIPELINES—C-CORP	3.2%
Kinder Morgan, Inc.		501,773	6,984,680
Williams Cos., Inc.		139,776	1,977,830

			8,962,510

RAILWAYS	2.3%
Norfolk Southern Corp.		45,281	6,611,026

		Shares/Units	Value
REAL ESTATE—DATA CENTERS	3.1%
CyrusOne, Inc.		58,233	$3,595,888
Digital Realty Trust, Inc.		37,402	5,195,512

			8,791,400

WATER	4.2%
American Water Works Co., Inc.		99,196	11,859,874

TOTAL UNITED STATES			169,195,868

TOTAL COMMON STOCK (Identified cost—$279,704,481)			301,154,040

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(c)		2,326,705	2,326,705

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,326,705)			2,326,705

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$282,031,186)	107.3%		303,480,745
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.3)		(20,690,407)

NET ASSETS	100.0%		$282,790,338

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $17,401,245 which represents 6.2% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Electric	40.0
Communications	15.1
Water	9.9
Pipelines	9.0
Toll Roads	7.4
Airports	6.3
Gas Distribution	4.9
Railways	4.8
Real Estate	4.0
Freight Rails	2.4
Marine Ports	1.9
Passenger Rails	0.8
Other	(6.5)

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 —– quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$16,966,520	$—	$16,966,520	$—
Belgium	7,047,593	—	7,047,593	—
China	18,396,741	2,643,258	15,753,483	—
Denmark	3,938,324	—	3,938,324	—
France	4,472,849	—	4,472,849	—
Hong Kong	2,992,814	—	2,992,814	—
Italy	10,089,762	—	10,089,762	—
Japan	8,865,946	—	8,865,946	—
Netherlands	5,488,723	—	5,488,723	—
Spain	3,728,974	—	3,728,974	—
Switzerland	3,151,787	—	3,151,787	—
Thailand	6,879,897	—	6,879,897	—
United Kingdom	5,172,034	—	5,172,034	—
Other Countries	203,962,076	203,962,076	—	—
Short-Term Investments	2,326,705	—	2,326,705	—

Total Investments in Securities(a)	$303,480,745	$206,605,334	$96,875,411	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At March 31, 2020, the Fund did not have any option contracts outstanding.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2020:

Written Option Contracts
Average Notional Amount(a),(b)	$2,094,390

(a)	Average notional amounts represent the average for all months in which the Fund had written option contracts outstanding at month end. For the period, this represents one month.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.